Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.54%
Communication services: 11.53%
Entertainment: 0.36%
Live Nation Entertainment Incorporated †	23,280	$ 2,441,606
Warner Music Group Corporation Class A	401,671	11,957,746
		14,399,352
Interactive media & services: 11.17%
Alphabet Incorporated Class A †	139,323	317,961,557
Alphabet Incorporated Class C †	13,045	29,994,760
CarGurus Incorporated †	106,363	3,475,943
Meta Platforms Incorporated Class A †	195,039	39,099,468
ZoomInfo Technologies Incorporated †	1,176,573	55,769,560
		446,301,288
Consumer discretionary: 19.11%
Hotels, restaurants & leisure: 3.85%
Airbnb Incorporated Class A †	144,292	22,106,977
Chipotle Mexican Grill Incorporated †	24,038	34,989,953
Papa John's International Incorporated	684,143	62,291,220
Planet Fitness Incorporated Class A †	429,003	34,333,110
		153,721,260
Internet & direct marketing retail: 7.68%
Amazon.com Incorporated †	122,997	305,725,033
CarParts.com Incorporated †	202,940	1,215,611
		306,940,644
Specialty retail: 7.13%
Five Below Incorporated †	338,276	53,143,160
Floor & Decor Holdings Incorporated Class A †	790,792	63,041,938
Leslie's Incorporated †	2,758,216	54,061,034
Petco Health & Wellness Company †«	4,801,871	92,484,035
Ulta Beauty Incorporated †	55,536	22,036,685
		284,766,852
Textiles, apparel & luxury goods: 0.45%
lululemon athletica Incorporated †	44,504	15,782,454
Nike Incorporated Class B	17,857	2,226,768
		18,009,222
Consumer staples: 0.18%
Personal products: 0.18%
The Estee Lauder Companies Incorporated Class A	27,364	7,225,738
Financials: 6.31%
Capital markets: 6.31%
Intercontinental Exchange Incorporated	187,189	21,678,358
LPL Financial Holdings Incorporated	313,285	58,856,853
MarketAxess Holdings Incorporated	173,087	45,627,464
See accompanying notes to portfolio of investments

Allspring Growth Fund  |  1

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
The Charles Schwab Corporation	466,620	$ 30,950,905
Tradeweb Markets Incorporated Class A	1,330,641	94,728,333
		251,841,913
Health care: 12.23%
Biotechnology: 2.08%
Biohaven Pharmaceutical Holding Company †	456,338	40,691,659
Horizon Therapeutics plc †	302,767	29,840,716
Seagen Incorporated †	95,170	12,468,222
		83,000,597
Health care equipment & supplies: 5.71%
Boston Scientific Corporation †	1,187,953	50,024,701
Edwards Lifesciences Corporation †	656,189	69,411,672
Figs Incorporated Class A †	1,944,545	30,451,575
Insulet Corporation †	129,431	30,932,715
Outset Medical Incorporated †	1,351,094	47,126,159
		227,946,822
Health care technology: 0.48%
Veeva Systems Incorporated Class A †	106,243	19,330,914
Life sciences tools & services: 2.04%
Bio-Techne Corporation	81,130	30,804,250
Codexis Incorporated †	778,236	9,362,179
Repligen Corporation †	261,449	41,110,241
		81,276,670
Pharmaceuticals: 1.92%
Catalent Incorporated †	662,049	59,955,157
Zoetis Incorporated	95,406	16,910,714
		76,865,871
Industrials: 4.66%
Building products: 0.50%
Johnson Controls International plc	336,080	20,121,110
Commercial services & supplies: 2.40%
Casella Waste Systems Incorporated Class A †	304,761	25,063,545
Copart Incorporated †	622,053	70,696,323
		95,759,868
Electrical equipment: 1.17%
Generac Holdings Incorporated †	84,089	18,447,445
Regal Rexnord Corporation	150,675	19,171,887
Rockwell Automation Incorporated	35,975	9,089,803
		46,709,135
Road & rail: 0.59%
J.B. Hunt Transport Services Incorporated	79,191	13,529,782
Union Pacific Corporation	42,295	9,909,296
		23,439,078
See accompanying notes to portfolio of investments

2  |  Allspring Growth Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Information technology: 42.53%
Electronic equipment, instruments & components: 0.27%
Zebra Technologies Corporation Class A †	29,187	$ 10,789,266
IT services: 5.88%
DigitalOcean Holdings Incorporated †	328,695	12,960,444
Flywire Corporation †	557,338	17,004,382
MasterCard Incorporated Class A	356,240	129,450,491
MongoDB Incorporated †	109,518	38,871,224
Thoughtworks Holding Incorporated †	1,031,846	19,099,469
Twilio Incorporated Class A †	22,249	2,487,883
Visa Incorporated Class A	71,157	15,165,691
		235,039,584
Semiconductors & semiconductor equipment: 8.26%
Advanced Micro Devices Incorporated †	100,391	8,585,438
Allegro MicroSystems Incorporated †	2,121,126	51,564,573
Enphase Energy Incorporated †	100,106	16,157,108
Marvell Technology Incorporated	113,245	6,577,270
Microchip Technology Incorporated	1,268,341	82,695,833
Monolithic Power Systems Incorporated	268,707	105,397,634
NVIDIA Corporation	217,191	40,282,415
Qualcomm Incorporated	132,310	18,482,384
		329,742,655
Software: 22.47%
Avalara Incorporated †	695,996	52,944,416
Crowdstrike Holdings Incorporated Class A †	129,328	25,705,233
Dynatrace Incorporated †	2,209,265	84,747,405
Jamf Holding Corporation †	997,614	30,726,511
Microsoft Corporation	1,448,492	401,985,500
Nutanix Incorporated Class A †	846,160	21,179,385
Olo Incorporated Class A †	1,611,328	17,225,096
Paycor HCM Incorporated †«	1,160,274	28,577,549
Procore Technologies Incorporated †	368,839	20,459,499
Rapid7 Incorporated †	1,049,968	100,292,943
Salesforce.com Incorporated †	55,517	9,767,661
ServiceNow Incorporated †	61,255	29,286,016
The Trade Desk Incorporated †	103,393	6,091,916
Unity Software Incorporated †	477,606	31,717,814
Workiva Incorporated †	253,890	24,502,924
Zendesk Incorporated †	100,034	12,208,149
		897,418,017
Technology hardware, storage & peripherals: 5.65%
Apple Incorporated	1,431,560	225,685,434
Materials: 1.99%
Chemicals: 1.99%
Linde plc	255,163	79,600,649
Total Common stocks (Cost $2,280,048,975)		3,935,931,939

See accompanying notes to portfolio of investments

Allspring Growth Fund  |  3

Portfolio of investments—April 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.59%
Investment companies: 1.59%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	39,105,499	$ 39,105,499
Securities Lending Cash Investments LLC ♠∩∞		0.46	24,473,715	24,473,715
Total Short-term investments (Cost $63,579,214)				63,579,214
Total investments in securities (Cost $2,343,628,189)	100.13%			3,999,511,153
Other assets and liabilities, net	(0.13)			(5,144,539)
Total net assets	100.00%			$3,994,366,614

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,495,141	$719,773,988	$(703,163,630)	$0	$0	$39,105,499	39,105,499	$19,728
Securities Lending Cash Investments LLC	46,765,061	340,558,411	(362,849,757)	0	0	24,473,715	24,473,715	19,446#
				$0	$0	$63,579,214		$39,174

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Growth Fund

Notes to portfolio of investments—April 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

Allspring Growth Fund  |  5

Notes to portfolio of investments—April 30, 2022 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$460,700,640	$0	$0	$460,700,640
Consumer discretionary	763,437,978	0	0	763,437,978
Consumer staples	7,225,738	0	0	7,225,738
Financials	251,841,913	0	0	251,841,913
Health care	488,420,874	0	0	488,420,874
Industrials	186,029,191	0	0	186,029,191
Information technology	1,698,674,956	0	0	1,698,674,956
Materials	79,600,649	0	0	79,600,649
Short-term investments
Investment companies	63,579,214	0	0	63,579,214
Total assets	$3,999,511,153	$0	$0	$3,999,511,153
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Growth Fund